OTHER ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of types of insurance contracts [line items]
Pension benefits	$ 3,024	$ 1,966
Deposits	1,083	1,179
Prepaid software licensing	786	960
Other	21	35
Other non-current assets	13,310	10,518
Corporate owned life insurance held in grantor trust
Disclosure of types of insurance contracts [line items]
Life insurance	7,988	5,992
Cash surrender value of officers’ life insurance
Disclosure of types of insurance contracts [line items]
Life insurance	$ 408	$ 386